Note Related party transactions (Related party transactions table) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Beginning of period	$ 165,238	$ 158,094
New loans	2,639	29,488
Payments	(30,639)	(45,951)
Other Changes	(687)	23,607
End of period	$ 136,551	$ 165,238